Deferred Contract Costs	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Contract Costs
Deferred Contract Costs

Deferred contract costs as of December 31, 2015 and 2014 consists of the following (in millions):

	2015	2014
Installations and conversions in progress	$33.8	$17.9
Installations and conversions completed, net	93.4	90.8
Sales commissions and other, net	125.8	104.5
Total deferred contract costs	$253.0	$213.2

Amortization of deferred contract costs was $70.8 million, $71.5 million and $66.6 million for the years ended December 31, 2015, 2014 and 2013, respectively.